UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey           August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           5

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total: $ 1,475,424
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number            Name

1.        028-10536                       Pennant Offshore Partners, Ltd.

2.        028-10768                       Pennant Onshore Qualified, LP

3.        028-10746                       Pennant General Partner, LLC

4.        028-11666                       Pennant Windward Fund, L.P.

5.        028-11665                       Pennant Windward Fund, Ltd.


                                                FORM 13F INFORMATION TABLE
                                                     June 30, 2007

COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------                 --------        -----      --------  -------   --- ----  ----------  --------    ----    ------  ----
ACCREDITED HOME LENDRS HLDG    COM             00437P107      288      21,100 SH        DEFINED     1,2,3          21,100
ALLEGHANY CORP DEL             COM             17175100     5,368      13,207 SH        DEFINED     1,2,3,4,5      13,207
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN  01881G106    1,045      12,000 SH        DEFINED     1,2,3,4,5      12,000
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106    1,283      50,000 SH        DEFINED     1,2,3,4,5      50,000
AMERICAN EXPRESS CO            COM             025816109   36,940     603,800 SH        DEFINED     1,2,3,4,5     603,800
APPLIED MATLS INC              COM             038222105   16,895     850,300 SH        DEFINED     1,2,3,4,5     850,300
AXCAN PHARMA INC               COM             054923107   61,054   3,158,500 SH        DEFINED     1,2,3,4,5   3,158,500
BANK OF AMERICA CORPORATION    COM             060505104    8,365     171,100 SH        DEFINED     1,2,3,4,5     171,100
CF INDS HLDGS INC              COM             125269100   50,238     838,830 SH        DEFINED     1,2,3,4,5     838,830
CHIPMOS TECH BERMUDA LTD       SHS             G2110R106   18,438   2,564,346 SH        DEFINED     1,2,3       2,564,346
CISCO SYS INC                  COM             17275R102   29,618   1,063,500 SH        DEFINED     1,2,3,4,5   1,063,500
COMCAST CORP NEW               CL A            20030N101   44,524   1,583,345 SH        DEFINED     1,2,3,4,5   1,583,345
COUNTRYWIDE FINANCIAL CORP     COM             222372104   29,262     805,000 SH        DEFINED     1,2,3,4,5     805,000
DJO INCORPORATED               COM             23325G104   48,484   1,174,800 SH        DEFINED     1,2,3,4,5   1,174,800
DAVITA INC                     COM             23918K108   16,164     300,000 SH        DEFINED     1,2,3,4,5     300,000
DYAX CORP                      COM             26746E103   12,282   2,931,200 SH        DEFINED     1,2,3       2,931,200
EMC CORP MASS                  COM             268648102   36,200   2,000,000 SH        DEFINED     1,2,3,4,5   2,000,000
FIDELITY NATIONAL FINANCIAL    CL A            31620R105   69,512   2,932,988 SH        DEFINED     1,2,3,4,5   2,932,988
FIDELITY NATL INFORMATION SV   COM             31620M106   38,372     706,929 SH        DEFINED     1,2,3,4,5     706,929
GREENFIELD ONLINE INC          COM             395150105    5,678     356,900 SH        DEFINED     3             356,900
GREENLIGHT CAPITAL RE LTD      CLASS A         G4095J109    1,127      50,000 SH        DEFINED     3              50,000
GRIFFON CORP                   COM             398433102    3,245     148,980 SH        DEFINED     1,2,3         148,980
GRUBB & ELLIS CO               COM PAR $0.01   400095204    1,566     135,000 SH        DEFINED     3             135,000
IRON MTN INC                   COM             462846106   41,445   1,586,100 SH        DEFINED     1,2,3,4,5   1,586,100
ISHARES TR                     RUSSELL 2000    464287655  165,920   2,000,000     PUT   DEFINED     1,2,3,4,5   2,000,000
KOHLS CORP                     COM             500255104    2,486      35,000 SH        DEFINED     1,2,3,4,5      35,000
LAM RESEARCH CORP              COM             512807108   16,119     313,600 SH        DEFINED     1,2,3,4,5     313,600
LEVITT CORP                    CL A            52742P108   12,916   1,369,650 SH        DEFINED     1,2,3       1,369,650
LIGAND PHARMACEUTICALS INC     CL B            53220k207    8,154   1,185,110 SH        DEFINED     2,3,4       1,185,110
LIMITED BRANDS INC             COM             532716107   35,290   1,285,600 SH        DEFINED     1,2,3,4,5   1,285,600
MEDTRONIC INC                  COM             585055106    5,186     100,000 SH        DEFINED     1,2,3,4,5     100,000
MICROSOFT CORP                 COM             594918104   38,344   1,301,108 SH        DEFINED     1,2,3,4,5   1,301,108
MONEYGRAM INTL INC             COM             60935Y109   50,290   1,799,300 SH        DEFINED     1,2,3,4,5   1,799,300
MUELLER WTR PRODS INC          COM SER B       624758207   11,275     751,692 SH        DEFINED     1,2,3,4,5     751,692
NRG ENERGY INC                 COM NEW         629377508   49,942   1,201,400 SH        DEFINED     1,2,3,4,5   1,201,400
NOVARTIS A G                   SPONSORED ADR   66987v109    5,607     100,000 SH        DEFINED     1,2,3,4,5     100,000
ORACLE CORP                    COM             68389x105   39,970   2,027,900 SH        DEFINED     1,2,3,4,5   2,027,900
PHH CORP                       COM NEW         693320202  130,139   4,169,800 SH        DEFINED     1,2,3,4,5   4,169,800
QUEST DIAGNOSTICS INC          COM             74834L100    6,456     125,000 SH        DEFINED     1,2,3,4,5     125,000
RADVISION LTD                  ORD             M81869105    6,633     315,400 SH        DEFINED     1,2,3         315,400
RINKER GROUP LTD               SPONSORED ADR   76687m101   20,513     257,700 SH        DEFINED     1,2,3,4,5     257,700
RUDOLPH TECHNOLOGIES INC       COM             781270103    5,597     336,950 SH        DEFINED     1,2,3         336,950
SAIC INC                       COM             78390x101   50,198   2,778,000 SH        DEFINED     1,2,3,4,5   2,778,000
SANFILIPPO JOHN B & SON INC    COM             800422107    4,015     365,000 SH        DEFINED     1,2,3         365,000
SANOFI AVENTIS                 SPONSORED ADR   80105N105    2,416      60,000 SH        DEFINED     1,2,3,4,5      60,000
TAKE-TWO INTERACTIVE SOFTWAR   COM             874054109   13,438     672,900 SH        DEFINED     1,2,3,4,5     672,900
PROCTER & GAMBLE CO            COM             742718109    4,283      70,000 SH        DEFINED     1,2,3,4,5      70,000
TRANSDIGM GROUP INC            COM             893641100   55,390   1,369,000 SH        DEFINED     1,2,3,4,5   1,369,000
UNION PAC CORP                 COM             907818108   40,337     350,300 SH        DEFINED     1,2,3,4,5     350,300
UNITEDHEALTH GROUP INC         COM             91324p102   48,491     948,200 SH        DEFINED     1,2,3,4,5     948,200
UNIVERSAL STAINLESS & ALLOY    COM             913837100    1,399      39,700 SH        DEFINED     1,2,3          39,700
WALTER INDS INC                COM             93317q105   67,228   2,321,400 SH        DEFINED     1,2,3,4,5   2,321,400

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